Investments, Including Investments Accounted for Using the Equity Method (Tables)	3 Months Ended
Mar. 31, 2017
Investments Schedule [Abstract]
Schedule of Long-Term Investments

Long-term investments consist of the following:

	December 31,		March 31, 2017
	2015	2016
			(Unaudited)
U.S. Treasury securities	$–	$810,319	$2,281,702
Certificates of deposit	–	374,879	458,743

	$–	$1,185,198	$2,740,445

Reconciliation of the Company's Investments in Equity Affiliates as Presented in Unconsolidated Affiliates on the Consolidated Balance Sheets

The following table is a reconciliation of our investments in equity affiliates as presented in investments on the consolidated balance sheets:

	December 31,		March 31, 2017
	2015	2016
			(Unaudited)
Beginning of period	$47,263	$657,528	$871,918
Additional investments in unconsolidated affiliates	670,232	258,166	66,000
Distributions received	(32,000)	(16,515)	(2,700)
Sale of investment in unconsolidated affiliate	(31,780)	–	–
Equity in net income (loss) of unconsolidated affiliates	3,813	(27,261)	(8,231)

End of period	$657,528	$871,918	$926,987